Financial Instruments - Summary of Maximum Exposure to Credit Risk (Detail) - USD ($) $ in Thousands		Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Financial Assets [Line Items]
Maximum credit exposure		$ 465,269	$ 250,108
Trades and other receivables [Member]
Disclosure Of Financial Assets [Line Items]
Maximum credit exposure		58,315	37,284
Trades and other receivables [Member] | India [Member]
Disclosure Of Financial Assets [Line Items]
Maximum credit exposure		46,006	27,692
Trades and other receivables [Member] | Thailand [Member]
Disclosure Of Financial Assets [Line Items]
Maximum credit exposure		5,475	3,994
Trades and other receivables [Member] | Malaysia [member]
Disclosure Of Financial Assets [Line Items]
Maximum credit exposure		609	803
Trades and other receivables [Member] | Singapore [Member]
Disclosure Of Financial Assets [Line Items]
Maximum credit exposure		1,692	2,001
Trades and other receivables [Member] | Netherlands [Member]
Disclosure Of Financial Assets [Line Items]
Maximum credit exposure		11	65
Trades and other receivables [Member] | Others [Member]
Disclosure Of Financial Assets [Line Items]
Maximum credit exposure		4,522	2,729
Other assets [Member]
Disclosure Of Financial Assets [Line Items]
Maximum credit exposure	[1]	17,100	15,535
Term deposits [Member]
Disclosure Of Financial Assets [Line Items]
Maximum credit exposure		202,335	95,673
Cash and cash equivalents [Member]
Disclosure Of Financial Assets [Line Items]
Maximum credit exposure		187,519	101,616
Trade and other receivables and term deposits [Member]
Disclosure Of Financial Assets [Line Items]
Maximum credit exposure		260,650	132,957
Trade and other receivables and term deposits [Member] | Airlines [Member]
Disclosure Of Financial Assets [Line Items]
Maximum credit exposure		26,365	13,556
Trade and other receivables and term deposits [Member] | Retail customers [Member]
Disclosure Of Financial Assets [Line Items]
Maximum credit exposure		4,092	7,047
Trade and other receivables and term deposits [Member] | Corporate customers [Member]
Disclosure Of Financial Assets [Line Items]
Maximum credit exposure		18,231	6,983
Trade and other receivables and term deposits [Member] | Deposit With Hotels And Others [Member]
Disclosure Of Financial Assets [Line Items]
Maximum credit exposure		6,704	7,576
Trade and other receivables and term deposits [Member] | Term deposits with bank [Member]
Disclosure Of Financial Assets [Line Items]
Maximum credit exposure		202,335	95,673
Trade and other receivables and term deposits [Member] | Others [Member]
Disclosure Of Financial Assets [Line Items]
Maximum credit exposure		$ 2,923	$ 2,122

[1]	Other assets mainly includes receivable from related party of USD 17,100 (March 31, 2017: USD 15,100) (refer note 23 and 25). The Group does not expect the related party to fail in meeting its obligations. The maximum exposure to credit risk is represented by the carrying amount of this financial asset.